Financial Instruments - Summary Of Significant Unobservable Inputs Used In Level 3 Fair Value Measurements (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Unlisted Equity Securities [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Fair Value	€ 10.0
Unlisted Equity Securities [Member] | Highyield corporate bond rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Relationship Of Unobservable Inputs To Fair Value	The higher the discount rate, the lower the fair value
Unlisted Equity Securities [Member] | Highyield corporate bond rate [Member] | Bottom of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	€ 8.0
Unlisted Equity Securities [Member] | Highyield corporate bond rate [Member] | Weighted average [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	9.6
Unlisted Equity Securities [Member] | Highyield corporate bond rate [Member] | Top of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	10.0
Unlisted Equity Securities [Member] | Eurobond Government rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Fair Value	3.0
Unlisted Equity Securities [Member] | Eurobond Government rate [Member] | Bottom of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	2.0
Unlisted Equity Securities [Member] | Eurobond Government rate [Member] | Weighted average [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	2.2
Unlisted Equity Securities [Member] | Eurobond Government rate [Member] | Top of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	3.0
Contingent Value Rights [Member] | Highyield corporate bond rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Fair Value	€ 4.0
Contingent Value Rights [Member] | Eurobond Government rate [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Relationship Of Unobservable Inputs To Fair Value	The higher the discount rate, the lower the fair value
Contingent Value Rights [Member] | Discount rate, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Fair Value	€ 755.0
Relationship Of Unobservable Inputs To Fair Value	The higher the discount rate, the lower the fair value
Contingent Value Rights [Member] | Discount rate, measurement input [member] | Bottom of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	€ 8.0
Contingent Value Rights [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	8.5
Contingent Value Rights [Member] | Discount rate, measurement input [member] | Top of range [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Range Of Inputs (Probability- Weighted Average)	€ 9.0